Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Cash and cash equivalents	$ 118,450,620			¥ 851,470,436	¥ 126,037,538
Working capital				1,580,172,173	134,894,390
Foreign cuurency transactions	7.1217	RMB	USD 1.00 to RMB 6.7290
Doubtful accounts for accounts receivable				4,030,967	4,588,786
Inventory Valuation Reserves		$ (118,375)		(850,926)	(176,459)
Contract with Customer, Liability				¥ 2,950,665	¥ 2,230,852